Property and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash expense:
Severance and other	$ 0.5				$ 0.1					$ 15.5	$ 162.0	$ 42.1
Integration	20.4				2.8					26.5	90.3	154.8
Facility exit costs	0.0				(0.5)					5.7	31.8	13.2
Total cash expense	20.9				2.4					47.7	284.1	210.1
Non-cash expense:
Asset impairment	4.0				0.0					81.9	110.6	98.3
Total non-cash expense	4.0				0.0					81.9	110.6	98.3
Gain on sale of fixed assets										(0.8)	(19.6)	0.0
Total cash expense	$ 24.9	$ 46.0	$ 12.4	$ 68.0	$ 2.4	$ 185.8	$ 23.7	$ 58.8	$ 106.8	$ 128.8	$ 375.1	$ 308.4